Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis

The following table presents the Group’s fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2024 and 2025.

	December 31, 2025
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Wealth management products	28,401,958	28,401,958	-	-
Convertible bonds	39,161,360	-	-	39,161,360
Total	67,563,318	28,401,958	-	39,161,360

	December 31, 2024
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Wealth management products	38,695,647	38,695,647	-	-
Convertible bonds	40,876,080	-	-	40,876,080
Total	79,571,727	38,695,647	-	40,876,080

Schedule of table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis as of December 31, 2024 and 2025.

	December 31, 2025
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Loans(1)	175,960,029	-	175,960,029	-
Loans held-for-sale(2)	3,508,002,863	-	3,508,002,863	-
Total Assets	3,683,962,892	-	3,683,962,892	-
Liabilities
Guarantee liabilities(4)	660,190	-	-	660,190
Total liabilities	660,190	-	-	660,190
	December 31, 2024
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Loans(1)	204,920,625	-	204,920,625	-
Loans held-for-sale(2)	3,529,585,983	-	3,529,585,983	-
Equity securities(3)	13,178,264	-	13,178,264	-
Total Assets	3,747,684,872	-	3,747,684,872	-
Liabilities
Guarantee liabilities(4)	4,197,264	-	-	4,197,264
Total Liabilities	4,197,264	-	-	4,197,264

(1)	Loans are recorded at amortized cost, while the Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.

(2)	Loans held-for-sale are held at LOCOM which may be written down to fair value on a nonrecurring basis.

(3)	Non-marketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.

(4)	Guarantee liabilities are accounted for stand-ready guarantee liabilities of the Group’s guarantee services for its off-balance sheet loans under the commercial bank partnership model at fair value.